FILM PARTICIPATION FINANCING LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2013
FILM PARTICIPATION FINANCING LIABILITIES
Summary of the movement of film participation financing liabilities with unrelated parties

	2012	2013
Beginning balance as of January 1	16,224,219	15,086,892
Received from participants	293,288	—
Film participation expenses	438,636	(1,319,749)
Payment made during the year	(1,643,112)	(6,923,100)
Withholding tax	(44,391)	(3,400)
Exchange difference	(181,748)	276,198

Ending balances as of December 31	15,086,892	7,116,841

Summary of the movement of film participation financing liabilities with related parties

	2012	2013
Beginning balance as of January 1	—	—
Received from participants	—	53,819,967
Exchange difference	—	559,983

Ending balances as of December 31	—	54,379,950

Including:
Current	—	36,704,809
Non-current	—	17,675,141

	—	54,379,950